J.P. Morgan Mortgage Trust 2022-INV3 ABS-15G

Exhibit 99.12

Account Number	Field ID	Original Field Value	Audit Value	Match
303131887	Property_Type	PUD	Low Rise (4 or fewer stories)	FALSE
303131496	Original_CLTV	XXX	XXX	FALSE
303131496	Original_LTV	XXX	XXX	FALSE